Stockholders' Deficit and Capitalization (Detail Textuals) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2018	Jan. 19, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Common stock, shares authorized			500,000,000		500,000,000	500,000,000
Common stock gross proceeds				$ 3,233,099
Aggregate gross proceeds					$ 900,000
Emerald financing issuance costs					154,092
Warrant liability, issuance costs				$ (137,192)	(137,192)
Reduction to APIC from the issuance of common stock			$ 16,900		16,900
Bridge Loan					$ 900,000
Temporary Equity, Shares Authorized			20,000,000		20,000,000	20,000,000
Preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001
Emerald Health Sciences Inc
Equity [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.10
Securities purchase agreement | Emerald Health Sciences Inc
Equity [Line Items]
Common stock issued	15,000,000	15,000,000
Number of warrants issued	20,400,000	20,400,000
Warrant exercise price	$ 0.10	$ 0.10
Common stock gross proceeds		$ 1,500,000
Subsequent financing purchase price, description		The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald shall be issued additional shares in order to protect against anti-dilution.
Term of warrants	5 years
Securities purchase agreement | Emerald Health Sciences Inc | Accredited investor
Equity [Line Items]
Common stock issued	2,500,000
Number of warrants issued	3,400,000
Warrant exercise price	$ 0.10
Common stock gross proceeds	$ 1,750,000
Term of warrants	5 years
Securities purchase agreement | Emerald Health Sciences Inc | Bridge Loan [Member]
Equity [Line Items]
Aggregate gross proceeds		$ 900,000
Subsequent financing purchase price, description		The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald Health Sciences shall be issued additional shares in order to protect against anti-dilution.
Bridge Loan		$ 900,000
Debt Instrument, Convertible, Conversion Price		$ 0.10